DEALERSHIP SETTLEMENT	12 Months Ended
Dec. 31, 2022
DEALERSHIP SETTLEMENT
DEALERSHIP SETTLEMENT

10.DEALERSHIP SETTLEMENT

During 2017 and 2018, the Company entered into several equity purchase agreements (the “Equity Purchase Agreements”) with the Dealership Operators, to acquire 70% equity interest of the dealerships. According to the Equity Purchase Agreements, the Company agreed to provide certain payments of its ordinary shares to the Dealership Operators as part of the equity acquisition considerations, subject to certain payment triggers including the operating performance of the dealerships and service centers and KAH’s ordinary share price (“Contingent Consideration”). The Company recognized the Contingent Consideration as liability at fair value as of the acquisition date and the subsequent changes in fair value as gain/loss into earnings/(loss). In connection with the Company’s IPO on April 30, 2019, Renren Inc. (“Renren”) agreed to assume the Contingent Consideration from the Company, and the Company reclassified the Contingent Consideration from a liability to additional paid-in capital.

Since 2019, due to disagreements with certain Dealership Operators on operational matters, the Company had disruptions in operations of several dealerships. After continuous negotiations with the Dealership Operators, the Company signed the amendments to Equity Purchase Agreement (the “Amendments”) with seven Dealership Operators in August 2021, to 1) confirm a total of 4,513,761 ordinary shares as the first batch and the first two tranches of second batch of the Contingent Consideration issuable to the Dealership Operators in accordance with the Equity Purchase Agreements subject to the operating performance of the dealerships and service centers before 2021; 2) provide a total of 7,172,529 ordinary shares (“Compensation Shares”) to the Dealership Operators, in the purpose of alleviation of losses and distress that occurred during the temporary halt of business in the Dealerships after the breakout of the pandemic and the historical dispute between the Company and the Dealership Operators. The number of Compensation Shares was determined through negotiation of the Company with each of the Dealership Operators while taking into consideration the hardships they experienced over the prior years and the need to make prompt resolution of the historical dispute with the Dealership Operators. The Company recognized the Compensation Shares as loss related to provision for dealership settlement based on fair value of the Compensation Shares by reference to share-based payment transactions pursuant to ASC 718.

10.DEALERSHIP SETTLEMENT-CONTINUED

On November 30, 2021, Renren transferred 13,422,613 ordinary shares of the Company it held, to an escrow company to fully settle the Contingent Consideration shares of 8,219,510. In addition to the Contingent Consideration shares, there were 5,203,103 ordinary shares transferred toward settlement of the Compensation Shares, which are recognized by the Company as additional paid-in capital with a fair value of $8,897 based on the quoted price of Company’s ordinary share on the date of Renren’s transfer were treated by reference to a liability paid by the principal shareholder and thus recorded as the loss related to provision for dealership settlement in the Company’s financial statements with a corresponding credit to additional paid-in capital. The Company shall issue additional 1,969,425 shares to the Dealership Operators to fully satisfy the Compensation Shares, which was recognized as payables loss related to provision for dealership settlement with a corresponding accrual of for dealership settlement at the fair value by reference to the quoted price of Company’s ordinary share at the commitment date with subsequent changes in fair value reflected in provision for dealership settlement. The Company, Renren and Dealership Operators agreed that the transfer of shares by Renren to the escrow company shall be deemed as fulfilment of Renren’s obligations related to the Contingent Consideration. According to the Amendments, the Dealership Operators should honor their commitments, including paying off their outstanding payables and debts to the Company, in order to obtain the shares. Consequently, the 13,422,613 shares have been held by the escrow company since transferred from Renren, and were disclosed as issued and outstanding shares in the vesting of restricted shares award reverse acquisition item during 2021 in the Company’s Consolidated Statements of Changes in Equity. The escrow companies provide a pledge guarantee to fulfill dealership operators’ repayment obligations with shares it held. Proceeds from the sale of shares will be preferentially used to repay the outstanding payables and debts to Kaixin. The payables accrued for dealership settlement were $2,245 as of December 31, 2021. The total loss related to provision of the 7,172,529 Compensation Shares to the Dealership Operators for the dealership settlement was $11,142 for the year 2021.

In May 2022, the Company signed supplemental agreements to Equity Purchase Agreement (the “Supplemental Agreements”) with seven Dealership Operators, to confirm a total of 21,566,328 ordinary shares as the remaining three tranches of the second batch of the Contingent Consideration will be issued to the Dealership Operators. Since then, the total of Consideration Shares and Compensation Shares were confirmed to be 33,748,772 ordinary shares. On May 26, 2022, the Company issued 20,326,159 ordinary shares to the Dealership Operators and then put the shares into an escrow account. The 20,326,159 shares are recognized by the Company as ordinary shares and additional paid-in capital with a total fair value of $17,379 based on the quoted price of Company’s ordinary share on the date of transfer. The payable for dealership settlement recognized as of December 31, 2021 amounting to $2,245 was also fully settled by the shares issued. As agreed with the Dealership Operators, the ordinary shares in the escrow companies were used to secure the repayment of the Dealership Operators’ outstanding payables to the Company.